Putnam
Convertible
Opportunities
and Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

After months of sagging prices, the small-company convertible market rebounded during the six-month period ended August 31, 1999, rewarding patient investors in the process. The fund's positive performance reflects the success of its investment strategy prior to the start of the period, when the fund's managers, Charles Pohl and Kevin Rogers, were able to purchase the convertibles of many high-quality companies at significant discounts.

Total return for 6 months ended 8/31/99

          Net asset value                Market price
----------------------------------------------------------------
               4.33%                        0.13%
----------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 4.

In the summer of 1998, a number of events conspired to produce an unusual buying opportunity in the technology segment of the convertible securities market. Perhaps most significant was the Asian financial crisis, which prompted many investors to sell shares in companies that have direct ties to the region. Investors were also concerned about the Y2K bug, which they feared would slow business spending on new software until the new millennium. This low point in investor sentiment coincided with a cyclical downturn in the semiconductor industry, epitomized by rapidly falling chip prices. During this period it was not uncommon to find convertible issues of high-quality technology companies selling at $0.50 and $0.75 on the dollar with yields in excess of 10%. The fund's managers used this unusual opportunity to add several high-quality names to the portfolio, companies with clean balance sheets and strong cash positions, including LAM Research, Credence Systems, Kent Electronics, and Park Electrochemical.

Another prelude to the current period takes place in the energy sector. By the end of 1998 the price of oil had fallen 60% from a high of roughly $25 in early 1997. OPEC was having trouble restricting supply among its members, the Asian financial crisis was threatening to leech demand from the global commodity market, and an unseasonably warm winter in the United States was making matters worse. Believing that oil would not stay that cheap for long, your fund's managers increased the fund's stakes in companies that specialize in oil-service, exploration, and production. Examples include Pride International and Unocal. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

When convertible securities finally began to rally in the first calendar quarter of 1999, the fund was well positioned to make the most of it. Technology issues, which comprise roughly 20% of the convertible market, were the primary contributors to performance during the period. The Asian situation appeared to stabilize, Y2K proved to be less of an issue than feared, and semiconductor prices began to rebound off their 1998 lows. Many of the convertible issues we had purchased at $0.50 and $0.75 on the dollar rebounded sharply. At the same time, OPEC managed to restrict oil production, resulting in a 100% increase in price of oil and a boost in the prices of the fund's energy-related convertibles.

Another influential trend during the semiannual period was corporate takeover activity. Industry consolidation is a natural outgrowth of competition as companies attempt to increase market share by purchasing their rivals. However, takeovers also occurred in cases where large corporations simply recognized the extremely undervalued nature of some small companies that have been out of favor with investors in recent years. These mergers were beneficial to the fund during the period because in almost all cases, the acquired company was purchased at a premium to its then-current price. Examples include AT&T's acquisition of MediaOne, Goodrich's purchase of Coltec, and Centocor's takeover by Johnson and Johnson.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

Common stocks,
including warrants -- 2.1%

Preferred stocks -- 3.8%

Corporate high-yield bonds -- 42.2%

Other -- 3.7%

Convertible securities -- 48.2%

Footnote reads:
*Based on total market value of investments. Composition will vary over time.


In contrast to the fund's convertible securities, the high-yield corporate bond portion of the portfolio provided relatively lackluster performance during the period. The period began on a positive note with a recovery in the telecommunications and energy sectors. The bonds of financial and chemical companies also performed well due to consolidation activity and a general rebound in economically sensitive issues. However, as spring turned to summer, rising interest rates, an increase in defaults, and Y2K concerns worked to push bond prices lower.

The portfolio was prepared to weather the weakness in the market. In late 1998, the fund's managers sold bonds with poor fundamentals and bought higher-quality bonds that were selling at discounts, upgrading the portfolio's average credit quality in the process. Their strategy throughout the period was to remain broadly diversified in more than 50 segments of the market, increasing concentrations only when extremely undervalued situations presented themselves. In their opinion, the current performance headwinds are temporary and therefore represent potential buying opportunities. Even the increased incidence of default rates, although disappointing, may be an anomaly. Historically, default rates for high-yield issuers occur most frequently in the second year following issuance, and 1997 was a banner year for new high-yield issues, nearly doubling the size of the market.


[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE HOLDINGS]

TOP FIVE CONVERTIBLE HOLDINGS*

Pennzenergy Co. cv. deb. 4.95s, 2008
Oil and gas

Home Depot, Inc. cv. sub. notes
3 1/4s, 2001
Retail

MediaOne Group, Inc. $2.25 cv. pfd.
Cable television

MediaOne Group Inc. $6.25 cv. pfd.
Cable television

American General Delaware Corp. $3.00 cv. cum. pfd.
Insurance and finance


[GRAPHIC OMITTED: TOP FIVE HIGH-YIELD HOLDINGS]

TOP FIVE HIGH-YIELD HOLDINGS*

Cencall Communications Corp.,
10 1/8s, 2004
Cellular communications

Weirton Steel Corp., 10 3/4s, 2005
Metals and mining

Global Crossing Holdings, Ltd.
9 5/8s, 2008
Telecommunications

Benedek Communications Corp.
sr. disc. notes
Broadcasting

ICG Services, Inc. sr. disc. notes
Telecommunications

*These holdings represent 7.2% of the fund's net assets as of 8/31/99.
 Portfolio holdings will vary over time.


Despite the appreciation in the convertible market thus far, Charles and Kevin believe convertible securities remain attractive from a valuation standpoint. They continue to take a company-by-company approach to portfolio selection with an emphasis on diversification. Although the fund has benefited recently from a handful of sectors including technology and energy, they have sought to increase exposure, where prudent, to other areas of the market, such as telecommunications and finance. Similarly, in the high-yield segment of the portfolio, your fund's managers continue to emphasize overall diversification while seeking to take advantage of undervalued situations. With the convertible and high-yield markets still well below fair value, in our opinion, they believe the portfolio has ample room for further growth in the coming months.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 20, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Convertible Opportunities and Income Trust is designed for investors aggressively seeking capital appreciation and current income through a diversified portfolio of lower-grade and nonrated convertible securities and nonconvertible high-yielding securities.


TOTAL RETURN FOR PERIODS ENDED 8/31/99

                                       Merrill Lynch   First Boston
                            Market    All-Convertible   High-Yield
                    NAV     price          Index        Bond Index
--------------------------------------------------------------------
6 months           4.33%    0.13%          10.79%          1.22%
--------------------------------------------------------------------
1 year             9.00     6.64           28.95           4.74
--------------------------------------------------------------------
Life of fund      47.23    37.73           77.19          37.59
(since 6/29/95)
Annual average     9.72     7.98           14.70           7.95
--------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 8/31/99

------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------
Number                                          6
------------------------------------------------------------------------
Income                                       $0.9300
------------------------------------------------------------------------
Capital gains
 Long-term                                      --
------------------------------------------------------------------------
 Short-term                                     --
------------------------------------------------------------------------
 Total                                       $0.9300
------------------------------------------------------------------------
Share value                           NAV             Market price
------------------------------------------------------------------------
2/28/99                             $22.93               $22.500
------------------------------------------------------------------------
8/31/99                              23.00                21.563
------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------
Current dividend rate1                8.09%                 8.63%
------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or Market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                                                 Market
                              NAV                price
-------------------------------------------------------------------------
6 months                     1.64%               -2.59%
-------------------------------------------------------------------------
1 year                       8.05                -3.41
-------------------------------------------------------------------------
Life of fund                46.04                26.32
(since 6/29/95)
Annual average               9.32                 5.65
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


Comparative benchmarks

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Moody's. The average quality of bonds included in the index may be lower than the average quality of those bonds in which the fund customarily invests.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.



The fund's portfolio
August 31, 1999 (Unaudited)

CORPORATE BONDS AND NOTES (42.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.3%)
--------------------------------------------------------------------------------------------------------------------------
     $       90,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $       94,050
             65,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                            64,025
            100,000  Outdoor Communications, Inc. sr. sub. notes 9 1/4s, 2007                                      100,000
                                                                                                            --------------
                                                                                                                   258,075

Aerospace and Defense (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                  44,000
             60,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                               52,800
            120,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              113,100
             80,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                                 81,200
             60,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                             55,950
            200,000  Decrane Aircraft Holdings company guaranty Ser. B, 12s, 2008                                  202,000
             50,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                       49,125
             50,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                    51,125
            100,000  Sequa Corp. med. term notes 10s, 2001                                                         102,769
                                                                                                            --------------
                                                                                                                   752,069

Agriculture (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            269,804  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                   249,569

Airlines (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Calair LLC company guaranty 8 1/8s, 2008                                                       73,000
             75,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                       49,500
            130,000  Canadian Airlines Corp. sr. notes 10s, 2005 (Canada)                                          110,500
            160,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                     59,200
             65,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                             55,575
            180,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            115,200
                                                                                                            --------------
                                                                                                                   462,975

Apparel (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Fruit of the Loom 144A company guaranty 8 7/8s, 2006                                           58,500
             65,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                   65,325
                                                                                                            --------------
                                                                                                                   123,825

Automotive Parts (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            188,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         191,760
             80,000  Dura Operating Corp. 144A sr. sub. notes 9s, 2009                                              76,000
            170,000  Federal Mogul Corp. notes 7 1/2s, 2009                                                        154,754
             80,000  Hayes Lemmerz International, Inc. 144A company guaranty
                       Ser. B, 8 1/4s, 2008                                                                         74,000
             55,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                       9 1/8s, 2007                                                                                 54,588
             70,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                         68,950
            180,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       175,050
            250,000  Oxford Automotive, Inc. company guaranty Ser. B, 10 1/8s, 2007                                235,000
             15,000  San Luis Corp SA sr. notes 8 7/8s, 2008                                                        12,150
            170,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                    136,000
             60,000  Transportation Manufacturing Operations Inc.
                       144A company guaranty 11 1/4s, 2009                                                          59,400
                                                                                                            --------------
                                                                                                                 1,237,652

Banks (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                           75,375
             70,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                   59,500
            100,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                         99,590
             80,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                         79,010
             60,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                         58,126
             25,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                           16,250
             80,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                     78,500
             50,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      44,500
             70,000  Provident Capital Trust company guaranty 8.6s, 2026                                            66,284
             40,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    37,046
             60,000  Sovereign Capital Trust company guaranty 9s, 2027                                              57,314
             50,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                 48,015
                                                                                                            --------------
                                                                                                                   719,510

Basic Industrial Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                 22,500
             30,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                       27,600
                                                                                                            --------------
                                                                                                                    50,100

Broadcasting (3.3%)
--------------------------------------------------------------------------------------------------------------------------
            135,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                              111,375
             75,000  Affinity Group Holdings sr. notes 11s, 2007                                                    70,500
            110,000  Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                             105,600
            500,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 5/15/01), 2006 (STP)                                                       423,721
            205,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 2/1/02), 2009 (STP)                                                               172,200
             85,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                               85,850
             75,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s,
                       2004 (Bermuda)                                                                               41,250
             79,370  Citadel Broadcasting, Co. sr. sub. notes 10 1/4s, 2007                                         82,545
             10,000  Citadel Broadcasting, Inc. sr. sub. notes 9 1/4s, 2008                                          9,975
            250,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                       (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                     225,000
            115,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             107,813
             80,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                         77,400
            300,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                                     308,250
             30,000  Pegasus Communications Corp. 144A sr. notes 9 3/4s, 2006                                       29,700
            447,000  PHI Holdings, Inc. sr. sub. notes zero %, 2001                                                372,396
            110,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                       (12s, 5/15/00), 2004 (STP)                                                                  113,300
            210,000  Scandinavian Broadcasting System SA cv. sub. notes 7s,
                       2004 (Luxembourg)                                                                           275,888
             80,000  SFX Entertainment Inc. 144A company guaranty 9 1/8s, 2008                                      76,800
             75,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                 71,063
             50,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002 (Mexico)                                   39,000
             35,000  TV Azteca Holdings S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                               26,425
             20,000  TV Azteca Holdings S.A. de C.V. sr. notes Ser. A, 10 1/8s,
                       2004 (Mexico)                                                                                15,700
                                                                                                            --------------
                                                                                                                 2,841,751

Building and Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                                27,500
             30,000  Atrium Companies Inc. 144A sr. sub. notes 10 1/2s, 2009                                        29,175
            150,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                   138,000
            180,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                        90,000
             60,000  NCI Building Systems Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                                  58,350
             80,000  Toll Corp. company guaranty 8 1/8s, 2009                                                       75,800
                                                                                                            --------------
                                                                                                                   418,825

Building Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             85,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                                 65,238
             80,000  Building Materials Corp. company guaranty 8s, 2008                                             73,200
                                                                                                            --------------
                                                                                                                   138,438

Business Equipment and Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Cex Holdings, Inc. company guaranty Ser. B, 9 5/8s, 2008                                      110,963
            110,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                             103,675
             50,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                   48,500
             49,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                                53,288
             20,000  United Stationer Supply, Inc. sr. sub. notes 8 3/8s, 2008                                      18,400
            260,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                        152,100
                                                                                                            --------------
                                                                                                                   486,926

Cable Television (2.1%)
--------------------------------------------------------------------------------------------------------------------------
             93,679  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                                     94,147
             90,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                           80,888
            200,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           192,500
            220,000  Charter Communications Holdings LLC 144A sr. disc. notes
                       stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                           133,100
            180,000  Charter Communications Holdings LLC 144A sr. notes
                       8 5/8s, 2009                                                                                174,150
             30,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                                  31,050
             30,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                           27,383
            100,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00),
                       2005 (United Kingdom) (STP)                                                                  90,000
            295,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02),
                       2007 (United Kingdom) (STP)                                                                 231,575
             90,000  Lamar Media Corp. company guaranty 9 5/8s, 2006                                                90,675
            250,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                     286,875
            180,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                      179,100
             20,000  TeleWest Communications PLC 144A sr. notes 11 1/4s, 2008                                       22,200
            110,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero % (9 1/4, 4/15/04)
                       2009 (United Kingdom) (STP)                                                                  67,238
            115,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                                65,838
                                                                                                            --------------
                                                                                                                 1,766,719

Cellular Communications (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            380,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           159,600
            505,000  Cencall Communications Corp. sr. disc. notes 10 1/8s, 2004                                    506,263
            100,000  Conecel Holdings 144A notes Ser. A, 14s, 2000 (In default) (NON)                               13,000
            100,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                                           105,500
            450,000  McCaw International Ltd sr. disc. notes stepped coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                           258,750
            305,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01),
                       2006 (Luxembourg) (STP)                                                                     226,463
            180,000  NEXTEL Communications, Inc. sr. notes 12s, 2008                                               200,250
             50,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10.65s, 9/15/02), 2007 (STP)                                                         36,625
             30,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                 30,300
                                                                                                            --------------
                                                                                                                 1,536,751

Chemicals (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                                     55,800
             20,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                                18,800
             90,000  Huntsman Corp. 144A sr. sub. notes FRN 8.873s, 2007                                            81,450
            220,000  Huntsman ICI Chemicals Inc. 144A sr. sub. notes 10 1/8s, 2009                                 216,150
            290,000  Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                                    290,000
             90,000  Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009                                        90,900
            100,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                       74,000
            133,868  Polytama International notes 11 1/4s, 2007 (Indonesia)                                         24,096
             80,000  Royster-Clark Inc. 144A 1st mtge. 10 1/4s, 2009                                                76,000
             75,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                        18,750
                                                                                                            --------------
                                                                                                                   945,946

Computer Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               30,450
            210,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 5/1/01), 2008 (STP)                                                        159,600
            120,000  PSINet, Inc. 144A sr. notes 11 1/2s, 2008                                                     121,800
            110,000  PSINet, Inc. 144A sr. notes 11s, 2009                                                         108,625
             55,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                       52,800
            235,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          259,088
             60,000  Verio Inc. sr. notes 11 1/4s, 2008                                                             60,900
             30,000  Verio Inc. sr. notes 10 3/8s, 2005                                                             29,850
                                                                                                            --------------
                                                                                                                   823,113

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     112,800

Consumer Durable Goods (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-coupon
                       zero % (12s, 6/1/02), 2009 (STP)                                                              8,000
             30,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   23,400
            140,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                  121,100
             45,000  Sealy Mattress Co. 144A sr. sub. notes Ser. B, 9 7/8s, 2007                                    44,325
                                                                                                            --------------
                                                                                                                   196,825

Consumer Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            256,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                                        274,560
             40,000  Protection One, Inc. sr. disc. notes stepped-coupon zero %
                       (13 5/8s, 6/30/00), 2005 (STP)                                                               36,000
                                                                                                            --------------
                                                                                                                   310,560

Cosmetics (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                                 29,100
             35,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        34,694
             60,000  Revlon Consumer Products sr. notes 9s, 2006                                                    55,950
            250,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               227,500
                                                                                                            --------------
                                                                                                                   347,244

Electric Utilities (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                                 37,800
            350,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                           396,361
             60,000  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                      59,611
            111,416  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          112,524
             68,000  Northeast Utilities System notes Ser. B, 8.38s, 2005                                           67,374
            140,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                      138,600
                                                                                                            --------------
                                                                                                                   812,270

Electronics and Electrical Equipment (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                                36,925
             80,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                              76,000
             80,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                             78,400
             10,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                             8,100
             95,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                    82,413
             25,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   21,750
                                                                                                            --------------
                                                                                                                   303,588

Energy-Related (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                          101,000
            170,000  CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                               158,032
            290,000  Panda Global Energy Co. company guaranty 12 1/2s,
                       2004 (China)                                                                                156,600
             60,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        29,850
                                                                                                            --------------
                                                                                                                   445,482

Entertainment (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                             8,350
            100,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                            84,500
             70,000  Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                        58,100
            293,000  Diva Systems Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                         60,798
            180,000  ITT Corp. notes 6 3/4s, 2005                                                                  163,357
            100,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                              46,000
            110,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008                                             33,000
                                                                                                            --------------
                                                                                                                   454,105

Environmental Control (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Allied Waste Industries, Inc. 144A sr. notes Ser. B, 7 7/8s, 2009                             225,000
            320,000  Allied Waste Industries, Inc. 144A sr. sub. notes 10s, 2009                                   307,200
                                                                                                            --------------
                                                                                                                   532,200

Financial Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                   45,450
            250,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                231,803
             40,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                           34,400
             70,000  Capital One Financial Corp. notes 7 1/8s, 2008                                                 64,329
            100,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                          91,578
            115,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                    39,675
            110,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                    37,400
             80,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                    28,800
            400,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B, zero %
                       (12 1/2s, 3/1/03), 2008 (STP)                                                               137,000
             75,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                                60,000
             45,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                        35,944
             40,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                         24,800
            130,000  RBF Finance Co. company guaranty 11 3/8s, 2009                                                137,800
             20,000  RBF Finance Co. company guaranty 11s, 2006                                                     20,650
                                                                                                            --------------
                                                                                                                   989,629

Food and Beverages (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                  109,725
             25,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         24,938
             25,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                       18,875
            150,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                            102,000
             20,000  Doane Pet Care Co. sr. sub. notes 9 3/4s, 2007                                                 20,150
            108,000  Triarc Consumer Products, Inc. 144A sr. sub. notes 10 1/4s, 2009                              104,760
             80,000  Vlassic Foods Intl. Inc. 144A sr. sub. notes 10 1/4s, 2009                                     72,800
                                                                                                            --------------
                                                                                                                   453,248

Gaming (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Argosy Gaming Co. 144A sr. sub. notes 10 3/4s, 2009                                           102,500
            100,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                  98,500
             20,000  Circus Circus Enterprises, Inc. deb. 7s, 2036                                                  17,546
             50,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                          44,070
            158,700  Colorado Gaming & Entertainment Co. sr. notes 12s, 2003 (PIK)                                 150,765
            160,000  Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                       2004 (In default) (NON)                                                                      86,000
             50,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                      46,990
            140,000  Hollywood Casino Corp. 144A sec. notes 11 1/4s, 2007                                          140,700
             60,000  Hollywood Park, Inc. 144A sr. sub. notes 9 1/4s, 2007                                          58,050
            110,000  Horseshoe Gaming Holdings 144A sr. sub. notes 8 5/8s, 2009                                    105,600
             60,000  Isle of Capri Black Hawk LLC 144A 1st mortgage
                       Ser. B, 13s, 2004                                                                            66,000
            100,000  Mohegan Tribal Gaming, Auth. 144A sr. sub. notes 8 3/4s, 2009                                  98,000
             70,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                           65,800
            180,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    173,250
            175,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default) (NON)                                   78,313
             50,000  Riviera Black Hawk 144A 1st mtge. 13s, 2005                                                    52,500
            180,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            153,000
            200,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            202,516
                                                                                                            --------------
                                                                                                                 1,740,100

Health Care (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                 26,850
             30,000  Columbia/HCA Healthcare Corp. med. term notes notes
                       7.69s, 2025                                                                                  23,465
             20,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                               17,385
            130,000  Columbia/HCA Healthcare Corp. med. term notes 6.63s, 2045                                     123,301
            225,000  Conmed Corp. company guaranty 9s, 2008                                                        211,500
            100,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                      89,500
             90,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                           27,000
             60,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                           18,000
            150,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                       Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                                 7,500
            245,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  122,500
            145,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s,
                       2007 (In default) (NON)                                                                      17,400
             60,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s,
                       2008 (In default) (NON)                                                                       7,200
             90,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                  88,650
             70,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                      67,200
                                                                                                            --------------
                                                                                                                   847,451

Hospital Management and Medical Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Triad Hospitals Holdings 144A sr. sub. notes 11s, 2009                                         69,825

Lodging (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                            60,900
            210,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                    187,950
             30,000  Host Marriott L.P. 144Asr. notes Ser. E, 8 3/8s, 2006                                          28,200
            120,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               116,400
                                                                                                            --------------
                                                                                                                   393,450

Manufacturing (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Blount Inc. 144A sr. sub. notes 13s, 2009                                                     144,550
            310,000  Grove Holdings LLC deb. stepped-coupon zero %
                       (11 5/8s, 5/1/03), 2009 (STP)                                                                77,500
             90,000  Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                       (14s, 8/15/03), 2008 (STP)                                                                   43,200
                                                                                                            --------------
                                                                                                                   265,250

Medical Supplies and Devices (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                    115,938
             25,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                             21,000
             80,000  Mediq, Inc. company guaranty 11s, 2008                                                         62,400
             85,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                               32,300
                                                                                                            --------------
                                                                                                                   231,638

Metals and Mining (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007 (In default) (NON)                       36,800
             80,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           53,600
            110,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                         90,200
             50,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                                    53,125
            120,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                     118,800
            500,000  Weirton Steel Corp. sr. notes 10 3/4s, 2005                                                   480,000
                                                                                                            --------------
                                                                                                                   832,525

Networking (--%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                       20,300

Oil and Gas (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                                   82,400
             90,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    54,000
             35,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                               35,875
             70,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                    68,408
             70,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                         68,600
             40,000  Leviathan Gas Corp.144A sr. sub. notes 10 3/8s, 2009                                           40,600
             10,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                       10,050
            150,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                      146,250
             90,000  R & B Falcon Corp. sr. notes 12 1/4s, 2006                                                     94,950
             55,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                           22,000
             75,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                   74,063
            150,000  Vintage Petroleum 144A sr. sub. notes 9 3/4s, 2009                                            153,000
                                                                                                            --------------
                                                                                                                   850,196

Packaging and Containers (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              115,500
            150,000  Consumers International 144A sr. notes 10 1/4s, 2005                                          149,250
             80,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                         76,200
             30,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                              22,200
             20,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                           18,485
            140,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                    130,761
            100,000  Packaging Corp. 144A sr. sub. notes 9 5/8s, 2009                                              101,250
             40,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                       40,800
                                                                                                            --------------
                                                                                                                   654,446

Paper and Forest Products (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            145,000  APP Finance II Mauritius Ltd. bonds stepped-coupon 12s,
                       (16s, 2/15/04), 2049 (Indonesia) (STP)                                                       87,725
            110,000  Pacifica Papers, Inc. 144A sr. notes 10s, 2009 (Canada)                                       111,650
            145,000  Pindo Deli Finance Mauritius Ltd. company guaranty 10 3/4s,
                       2007 (Indonesia)                                                                             87,000
            105,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                           90,300
             30,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                               28,575
            160,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                  155,200
            105,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                                  105,000
             60,000  Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                                 58,500
                                                                                                            --------------
                                                                                                                   723,950

Pharmaceuticals (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Biovail Corp. International 144A sr. notes 10 7/8s, 2005                                       41,400
            155,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         152,288
             10,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                           9,275
                                                                                                            --------------
                                                                                                                   202,963

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 18,900

Publishing (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  American Media Operation, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                                58,050
            180,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                             168,300
             50,000  Perry-Judd company guaranty 10 5/8s, 2007                                                      46,500
             30,850  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                      28,691
             40,000  Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                      39,800
                                                                                                            --------------
                                                                                                                   341,341

Railroads (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Hermes Europe Railtel 144A sr. notes 11 1/2s,
                       2007 (Netherlands)                                                                           20,800
             20,000  MRS Logistica, S.A. bonds Ser. B, 10 5/8s, 2005 (Brazil)                                       13,000
             30,000  TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)                                       25,800
            155,000  TFM S.A. de C.V. company guaranty stepped-coupon zero %
                       (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                      80,600
                                                                                                            --------------
                                                                                                                   140,200

REITs (Real Estate Investment Trust) (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Tanger Properties Ltd. partnership gtd. notes 8 3/4s, 2001                                    169,386

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                            89,000

Retail (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                    38,000
            100,000  K mart Corp. deb. 7 3/4s, 2012                                                                 97,250
            110,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                    103,400
            200,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    206,000
             65,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                     53,788
            160,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                                 153,600
            100,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                      99,500
                                                                                                            --------------
                                                                                                                   751,538

Satellite Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  Echostar DBS Corp. 144A sr. notes 9 3/8s, 2009                                                305,350
            110,000  Golden Sky Systems 144A sr. sub. notes Ser. B, 12 3/8s, 2006                                  118,250
                                                                                                            --------------
                                                                                                                   423,600

Semiconductors (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2006                                           97,500
             46,220  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                               45,064
             53,031  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                          51,706
            135,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                    131,288
             90,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                              81,900
                                                                                                            --------------
                                                                                                                   407,458

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                       93,000

Steel (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  AK Steel Corp. 144A sr. notes 7 7/8s, 2009                                                    219,650
             40,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                             40,000
             70,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                            69,650
                                                                                                            --------------
                                                                                                                   329,300

Telecommunications (7.1%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                               32,400
            130,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 3/4s, 2/15/03), 2008 (STP)                                                        82,550
             80,000  Bestel S.A.de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                      51,200
             70,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                             70,000
             60,000  Caprock Communications Corp. sr. notes Ser. B, 12s, 2008                                       59,700
             50,000  Caprock Communications Corp. 144A sr. notes 11 1/2s, 2009                                      49,500
             95,000  Colt Telecommunications Group PLC sr. disc. notes
                       stepped-coupon zero % (12s, 12/15/01),
                       2006 (United Kingdom) (STP)                                                                  77,900
             90,000  Covad Communications Group Inc. sr. notes 12 1/2s, 2009                                        87,300
            285,000  Covad Communications Group, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13 1/2s, 03/15/03), 2008 (STP)                               152,475
            230,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  131,100
             60,000  Esprit Telecom Group PLC sr. notes 11 1/2s,
                       2007 (United Kingdom)                                                                        62,400
             65,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                        56,550
            400,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                             212,000
            190,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                              106,400
            450,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                  450,000
             40,000  Globe Telecom 144A sr. notes 13s, 2009                                                         41,200
            426,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       363,165
             50,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                          29,000
             60,000  Hyperion Telecommunications Corp., Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                     50,100
            129,200  Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               134,368
             50,000  Hyperion Telecommunications Inc. sr. sub. notes 12s, 2007                                      50,000
            140,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                     124,250
            730,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                408,800
            205,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                               143,500
            150,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                  133,125
            375,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                       336,563
            460,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       232,300
             10,000  KMC Telecomunications 144A sr. notes 13 1/2s, 2009                                              9,875
            245,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (11 7/8s, 10/15/02), 2007 (STP)                                                             142,713
             60,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                  62,250
             50,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                           48,125
             40,000  L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                                     37,300
             90,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                       77,400
            170,000  Metromedia Fiber Network, Inc. 144A sr. notes 10s, 2008                                       167,450
            135,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                          111,038
             20,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                               12,700
             40,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                       2007 (Poland)                                                                                34,400
             50,000  Nextel Partners Inc. 144A sr. disc. notes stepped-coupon
                       zero % (14s, 2/1/04), 2009 (STP)                                                             29,250
            140,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         144,200
             90,000  NTL Inc. 144A sr. notes Ser. B, 11 1/2s, 2008 (United Kingdom)                                 95,625
            170,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                         171,700
            150,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                          81,000
            250,000  Primus Telecomunications Group, Inc. sr. notes 11 3/4s, 2004                                  245,000
            145,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         113,381
            190,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                                95,950
             60,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                       2004 (Mexico)                                                                                47,100
             80,000  Startec Global Communications Corp. sr. notes 12s, 2008                                        68,000
             60,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                 57,000
             50,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                         30,000
            205,000  Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                              208,075
            260,000  United Pan-Europe N.V. 144A stepped-coupon zero %
                       (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                                 145,600
             85,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                    85,000
             30,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                    30,000
            100,000  WinStar Communications, Inc. sr. sub. notes 15s, 2007                                         119,500
                                                                                                            --------------
                                                                                                                 6,197,478

Telephone Services (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     208,800
            290,000  Call-Net Enterprises Inc. sr. disc. notes stepped-coupon zero %
                       (10.8s, 5/15/04), 2009 (Canada) (STP)                                                       156,600
             70,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (9.27s, 8/15/02), 2007 (Canada) (STP)                                                        44,800
            170,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                        95,200
             80,000  Call-Net Enterprises Inc. sr. notes 8s, 2008 (Canada)                                          69,600
            210,000  Celcaribe S.A. sr. notes 13 1/2s, 2004 (Colombia)                                             168,000
            130,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               115,700
             95,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                       2006 (Brazil)                                                                                69,350
             68,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                         72,080
             20,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008                                      10,000
             45,000  OnePoint Communications Corp. 144A sr. notes 14 1/2s, 2008                                     29,250
             30,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                       (11 1/8s, 10/15/02), 2007 (STP)                                                              19,800
             95,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                        96,900
             70,000  RSL Communications, Ltd. 144A 10 1/2s, 2008                                                    63,700
             40,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                         34,400
             45,000  Transtel S.A. 144A pass-through certificates 12 1/2s, 2007                                     22,050
             60,000  US Xchange LLC sr. notes 15s, 2008                                                             59,100
            110,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                               67,100
            210,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                          205,800
                                                                                                            --------------
                                                                                                                 1,608,230

Textiles (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            235,000  Day International Group, Inc. company guaranty 9 1/2s, 2008                                   199,750
            110,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                               52,800
             80,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                          76,000
             30,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                      28,200
                                                                                                            --------------
                                                                                                                   356,750

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                         36,000
            100,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                               102,000
             50,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                  48,500
                                                                                                            --------------
                                                                                                                   186,500

Wireless Communications (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Clearnet Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (14 3/4s, 12/15/00), 2005 (STP)                                                        9,200
             90,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                          70,875
             55,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      21,450
            110,000  Telecorp PCS Inc. 144A sr. disc. notes stepped-coupon zero %
                       (11 5/8s, 4/15/04), 2009 (STP)                                                               64,075
                                                                                                            --------------
                                                                                                                   165,600
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $39,836,146)                                     $   35,880,570

CONVERTIBLE PREFERRED STOCKS (24.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Automobiles (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              5,820  Tower Automotive Capital Trust 144A $3.375 cv. pfd.                                    $      250,260
             14,000  Walbro Captial Trust $2.00 cv. pfd.                                                           367,500
                                                                                                            --------------
                                                                                                                   617,760

Banks (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              4,836  CNB Capital Trust I $1.50 cum. cv. pfd.                                                       145,685
              5,035  National Australia Bank Ltd. $1.969 cv. pfd.                                                  141,609
              5,880  Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                                              308,700
                                                                                                            --------------
                                                                                                                   595,994

Broadcasting (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,742  Cox Communications, Inc. $3.50 cv. pfd.                                                        93,197
              4,830  Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                                 211,313
                                                                                                            --------------
                                                                                                                   304,510

Building and Construction (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,641  Fleetwood Capital Trust $3.00 cv. cum. pfd.                                                   194,615

Cable Television (2.2%)
--------------------------------------------------------------------------------------------------------------------------
                600  Adelphia Communications Corp. Ser. D, $5.50 cv. pfd.                                          110,475
              2,579  CSC Holdings, Inc. Ser. I, 8.50% cv. pfd.                                                     269,828
              8,773  MediaOne Group Inc. $6.25 cv. pfd.                                                            721,579
              5,848  MediaOne Group, Inc. Ser. D, $2.25 cv. pfd.                                                   759,509
                                                                                                            --------------
                                                                                                                 1,861,391

Chemicals (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             13,753  Monsanto Co. $2.60 cv. pfd.                                                                   555,277

Consumer Products (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              6,700  Newell Financial Trust I $2.625 cv. cum. pfd.                                                 329,138

Consumer Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              6,600  Carriage Services, Inc. 144A $3.50 cv. pfd.                                                   258,225

Cosmetics (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              2,898  Estee Lauder Aces TR II $5.41 cv. pfd.                                                        250,677

Electronics and Electrical Equipment (1.2%)
--------------------------------------------------------------------------------------------------------------------------
              4,431  Coltec Capital Trust $2.625 cv. pfd.                                                          202,164
              3,408  Lernout & Hauspie Speech Products N.V. 144A $2.375 cv. pfd                                     95,424
             10,065  Pioneer Standard Electronics, Inc. 144A $3.375 cv. pfd.                                       534,703
             10,440  Sensormatic Electronics Corp. 144A $1.625 cv. pfd.                                            202,275
                                                                                                            --------------
                                                                                                                 1,034,566

Engineering (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              3,218  Evi, Inc. $2.50 cum. cv. pfd.                                                                 123,893

Entertainment (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              7,930  Metromedia International Group, Inc. $3.625 cv. cum. pfd.                                     226,996

Financial Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              4,743  Devon Financing Trust $3.25 cv. pfd.                                                          299,402
              5,450  Finova Finance Trust $2.75 cv. cum. pfd.                                                      283,400
              4,090  Penncorp Financial Group, Inc. $3.50 cv. pfd.                                                  36,810
                                                                                                            --------------
                                                                                                                   619,612

Food and Beverages (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,994  Ralston Purina Co. $4.336 cv. pfd.                                                             94,715

Gas Pipelines (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              3,495  Coastal Corp. $1.656 cv. pfd.                                                                  95,894
                659  Williams Companies, Inc. $1.25 cum. cv. pfd.                                                  127,517
                                                                                                            --------------
                                                                                                                   223,411

Hospital Management (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             20,360  MedPartners, Inc. $6.50 cv. pfd.                                                              180,695

Information Systems (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             13,450  Vanstar Financial Trust Corp. $3.375 cv. pfd.                                                 255,550

Insurance and Finance (2.9%)
--------------------------------------------------------------------------------------------------------------------------
              8,102  American General Delaware Corp. $3.00 cv. cum. pfd.                                           713,989
              7,295  American Heritage Life Investment Corp. $4.25 cv. pfd.                                        614,604
             12,100  Decs Trust IV $0.91 cv. pfd.                                                                   89,238
             16,300  Lincoln National Corp. $0.463 cv. cum. pfd.                                                   352,488
              4,800  Protective Life Corp. $3.25 cv. cum. pfd.                                                     232,800
              1,078  QUALCOMM Financial Trust $2.875 cum. cv. pfd.                                                 288,500
              3,300  St. Paul Capital LLC $3.00 cv. cum. pfd.                                                      187,688
                                                                                                            --------------
                                                                                                                 2,479,307

Investment Companies (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,300  Suiza Capital Trust II $2.75 cv. pfd.                                                         169,600

Machinery (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              7,272  Ingersoll-Rand Co. $0.195 cv. pfd.                                                            198,162

Media (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              7,100  Seagram Co., Ltd. $3.76 cv. pfd. (Canada)                                                     371,419

Medical Supplies and Devices (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              1,983  Mckesson Corp. $2.50 cv. pfd.                                                                  96,423
              9,940  Owens & Minor Trust I 144A Ser. A, $2.688 cv. cum. pfd.                                       360,325
                                                                                                            --------------
                                                                                                                   456,748

Metals and Mining (0.9%)
--------------------------------------------------------------------------------------------------------------------------
              4,678  Cyprus Amax Minerals Co. Ser. A, $4.00 cv. pfd.                                               220,451
             11,970  Pittston Mineral Corp. 144A $3.125 dep. shs. cv. pfd.                                         311,220
             10,195  Titanium Metals Corp. $3.313 cv. pfd.                                                         224,290
                                                                                                            --------------
                                                                                                                   755,961

Oil and Gas (2.6%)
--------------------------------------------------------------------------------------------------------------------------
             13,900  Apache Corp. $2.015 cv. pfd.                                                                  571,638
                560  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                                    16,100
              2,608  Kerr-McGee Corp. $1.825 cv. pfd.                                                               95,518
              2,000  Newfield Exploration Co. $3.25 cv. pfd.                                                       104,750
              4,900  Pogo Producing Co. Ser. A, $3.25 cv. pfd.                                                     259,700
             10,200  Tosco Financing Trust $2.875 cv. pfd.                                                         460,275
             12,390  Unocal Capital Trust $3.125 cv. cum. pfd.                                                     707,779
                 87  XCL Ltd 144A Ser. A, $9.50 cv. cum. pfd.                                                          261
                                                                                                            --------------
                                                                                                                 2,216,021

Packaging and Containers (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              7,540  Owens-Illinois, Inc. $2.375 cv.pfd.                                                           285,578
              5,188  Sealed Air Corp. Ser. A, $2.00 cv.pfd.                                                        291,825
                                                                                                            --------------
                                                                                                                   577,403

Paper and Forest Products (0.9%)
--------------------------------------------------------------------------------------------------------------------------
              5,434  Georgia Pacific Group $3.75 cv. pfd.                                                          246,568
             10,113  International Paper Co. $2.625 cv. pfd.                                                       500,594
                                                                                                            --------------
                                                                                                                   747,162

Publishing (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              6,915  Tribune Co. $1.75 cv. pfd.                                                                    172,011
                546  Tribune Co. $2.00 cv. pfd.                                                                     58,490
                                                                                                            --------------
                                                                                                                   230,501

Railroads (1.0%)
--------------------------------------------------------------------------------------------------------------------------
              4,049  Canadian National Railway Co. $2.625 cv. pfd. (Canada)                                        213,585
             13,354  Union Pacific Capital Trust $3.125 cum. cv. pfd.                                              607,607
                                                                                                            --------------
                                                                                                                   821,192

Recreation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,211  Royal Caribbean Cruises Ltd. Ser. A, $3.625 cum. cv. pfd.                                     175,368

REITs (Real Estate Investment Trust) (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             19,157  Equity Residential Property Ser. E, $1.75 cv. pfd.                                            471,741
              2,337  Vornado Realty Trust Ser. A, $3.25 cv. cum. pfd.                                              114,513
                                                                                                            --------------
                                                                                                                   586,254

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              2,386  Wendy's Financing Ser. A, $2.50 cv. pfd.                                                      139,581

Retail (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              1,056  CVS Auto Exchange $6.00 cv. pfd.                                                               78,276
              3,865  Dollar General Strypes Trust $3.352 cv. pfd.                                                  145,421
              4,831  K mart Financing I $3.875 cum. cv. pfd.                                                       237,927
                                                                                                            --------------
                                                                                                                   461,624

Telecommunications (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              2,772  AirTouch Communications, Inc. Ser. C, $2.125 cv. cum. pfd.                                    415,107
              1,098  Qwest Trends Trust 144A $5.75 cv. pfd.                                                         52,979
                245  TCI Pacific Comm $5.00 cv. pfd.                                                                69,886
                                                                                                            --------------
                                                                                                                   537,972

Tobacco (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              8,900  DIMON, Inc. $2.00 cv. pfd.                                                                     46,725

Transportation (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              6,000  CNF Trust I Ser. A, $2.50 cv. cum. pfd.                                                       324,000

Utilities (1.8%)
--------------------------------------------------------------------------------------------------------------------------
              8,765  El Paso Energy Capital Trust $2.375 cv. pfd.                                                  429,485
              6,246  Houston Industries, Inc. $3.22 cv. pfd                                                        613,670
              3,200  KN Energy Inc. $3.55 cv. pfd.                                                                 106,000
              3,100  NiSource, Inc. $3.875 cv. pfd.                                                                134,850
              4,334  Texas Utilities Co. $4.625 cv. pfd.                                                           225,910
                600  Texas Utilities Co. $3.315 cv. pfd.                                                            26,400
                                                                                                            --------------
                                                                                                                 1,536,315
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $22,083,774)                                  $   20,558,340

CONVERTIBLE BONDS AND NOTES (24.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (0.4%)
--------------------------------------------------------------------------------------------------------------------------
         $  212,000  Omnicom Group Inc. cv. sub. deb. 2 1/4s, 2013                                          $      341,320

Aerospace and Defense (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Diagnostic Retrieval Systems, Inc. cv. sr. sub. deb. 9s, 2003                                 179,200
             95,000  Kellstrom Industries, Inc. cv. sub. notes 5 1/2s, 2003                                         65,431
            210,000  SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                                   157,500
                                                                                                            --------------
                                                                                                                   402,131

Airlines (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             55,000  Atlantic Coast Airlines, Inc. cv. sub. notes 7s, 2004                                         125,263
            458,000  World Airways, Inc. cv. sr. sub. deb. 8s, 2004                                                109,920
                                                                                                            --------------
                                                                                                                   235,183

Automotive (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                142,188
            375,000  Magna International cv. sub. deb. 5s, 2002                                                    375,000
            260,000  Standard Motor Products, Inc. cv. sub. deb. 6 3/4s, 2009                                      247,650
            380,000  Tower Automotive, Inc. cv. sub. notes 5s, 2004                                                361,475
                                                                                                            --------------
                                                                                                                 1,126,313

Broadcasting (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                         382,813

Business Equipment and Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            279,000  Interpublic Group Cos. cv. sub. notes 1.8s, 2004                                              317,014
            170,000  National Data Corp. cv. sub. notes 5s, 2003                                                   164,688
            125,000  Personnel Group of America, Inc. cv. sub. notes 5 3/4s, 2004                                   98,750
                                                                                                            --------------
                                                                                                                   580,452

Computer Equipment (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Intevac, Inc. cv. sub. notes 6 1/2s, 2004                                                      75,000
            470,000  Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                                293,750
                                                                                                            --------------
                                                                                                                   368,750

Computer Services and Software (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            393,000  Aspen Technology, Inc. cv. sub. deb. 5 1/4s, 2005                                             224,501
            380,000  Cybernet Internet Service 144A cv. sr. disc. notes
                       stepped-coupon zero %, (13s, 8/15/04), 2009 (STP)                                           205,200
             36,000  EMC Corp. cv. sub. notes 3 1/4s, 2002                                                         191,700
            897,000  Network Associates, Inc. cv. sub deb. zero %, 2018                                            272,464
            250,000  S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                                     220,625
             86,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 5s, 2006                                       88,795
            573,000  System Software Associates, Inc. cv. sub. notes 7s, 2002                                      238,511
            119,000  Vantive Corp. (The) cv. sub. notes 4 3/4s, 2002                                                84,044
            230,000  Veritas Software Corp. cv. disc. notes 1.856s, 2006                                           196,938
          1,945,000  Western Digital Corp. cv. sub. deb. zero %, 2018                                              303,906
                                                                                                            --------------
                                                                                                                 2,026,684

Conglomerates (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             32,000  ADT Operations, Inc. cv. sub. notes zero %, 2010                                               88,320
            250,000  Thermo Electron Corp. 144A cv. sub. deb. 4 1/4s, 2003                                         220,938
                                                                                                            --------------
                                                                                                                   309,258

Consumer Durable Goods (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,380,000  Sunbeam Corp. 144A cv. sr. sub. notes zero %, 2018                                            246,675

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             16,000  America Online, Inc. cv. sub. notes 4s, 2002                                                  112,260
             67,000  At Home Corp. 144A cv. sub. deb. 5246, 2018                                                    41,456
             43,000  Doubleclick, Inc. 144A cv. sub. notes 4 3/4s, 2006                                             57,620
                                                                                                            --------------
                                                                                                                   211,336

Electronics and Electrical Equipment (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            260,000  Benchmark Electronics, Inc. 144A cv. sub. notes 6s, 2006                                      282,100
            405,000  Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                            319,444
             91,000  LSI Logic Corp. 144A cv. sub. notes 4 1/4s, 2004                                              175,516
            383,000  Motorola, Inc. cv. sub. deb. LYON (Lyon Yield Option Note)
                       zero %, 2013                                                                                413,161
            380,000  Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                                        340,100
            160,000  Sanmina Corp. 144A cv. sub. notes 4 1/4s, 2004                                                175,200
            409,000  Solectron Corp. 144A cv. notes zero %, 2019                                                   263,805
            395,000  Thermo Optek Corp. 144A cv. bonds 5s, 2000                                                    384,631
            310,000  Thermo Quest Corp. cv. company guaranty 5s, 2000                                              304,575
                                                                                                            --------------
                                                                                                                 2,658,532

Environmental Control (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Thermo Ecotek Corp. 144A cv. bonds 4 7/8s, 2004                                               135,563

Health Care (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            415,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  331,481
            239,000  Integrated Health Services, Inc. cv. sr. sub. deb. 5 3/4s, 2001                                75,883
                                                                                                            --------------
                                                                                                                   407,364

Information Systems (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Automatic Data Processing cv. deb. zero %, 2012                                               112,475
            335,000  Quantum Corp. cv. sub. 7s, 2004                                                               298,988
                                                                                                            --------------
                                                                                                                   411,463

Insurance and Finance (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            234,000  Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                               471,510
            600,000  Mutual Risk Management cv. sub. deb. zero %, 2015                                             357,750
                                                                                                            --------------
                                                                                                                   829,260

Medical Supplies and Devices (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            333,000  Athena Neurosciences, Inc. cv. notes 4 3/4s, 2004                                             366,300
            328,000  Centocor, Inc. cv. sub. deb. 4 3/4s, 2005                                                     435,010
            350,000  Phoenix Shannon 144A cv. sr. sub. notes 9 1/2s,
                       2000 (In default) (NON)                                                                       3,500
            291,000  Thermo Cardiosystems, Inc. 144A cv. company guaranty
                       4 3/4s, 2004                                                                                246,986
            300,000  Thermo Instrument Systems, Inc. cv. company guaranty
                       Ser. RG, 4s, 2005                                                                           240,750
                                                                                                            --------------
                                                                                                                 1,292,546

Metals and Mining (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Inco Ltd. deb. 5 3/4s, 2004 (Canada)                                                           93,750
            440,000  Quanex Corp. cv. sub. deb. 6.88s, 2007                                                        442,750
                                                                                                            --------------
                                                                                                                   536,500

Oil and Gas (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            344,000  Diamond Offshore Drilling, Inc. cv. sub. notes 3 3/4s, 2007                                   388,290
            330,000  Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                             194,288
            888,000  Pennzenergy Co. cv. deb. 4.95s, 2008                                                          884,670
            190,000  Pride International, Inc. cv. sub. deb. 6 1/4s, 2006                                          233,938
            380,000  Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                                  310,175
                                                                                                            --------------
                                                                                                                 2,011,361

Pharmaceuticals (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            709,000  Alza Corp. cv. sub. LYON zero %, 2014                                                         464,395
            435,000  Roche Holdings, Inc. 144A cv. unsub. LYON zero %,
                       2010 (Switzerland)                                                                          257,468
            100,000  Sepracor, Inc. cv. sub. deb. 6 1/4s, 2005                                                     170,125
            236,000  Sepracor, Inc. 144A cv. notes 7s, 2005                                                        220,365
                                                                                                            --------------
                                                                                                                 1,112,353

Publishing (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            235,000  World Color Press, Inc. cv. sub. notes 6s, 2007                                               245,869

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            181,000  CKE Restaurants, Inc. cv. sub. notes 4 1/4s, 2004                                             119,460

Retail (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            106,000  Amazon.com, Inc. 144A cv. sub. deb. 4 3/4s, 2009                                               99,640
            190,000  Ann Taylor Stores Corp. 144A cv. company gauranty 0.55s, 2019                                  96,188
            247,000  Costco Cos, Inc. cv. sub. notes zero %, 2017                                                  218,595
            284,000  Home Depot, Inc. cv. sub. notes 3 1/4s, 2001                                                  763,605
            230,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                             228,850
            494,000  Office Depot, Inc. cv. LYON zero %, 2007                                                      339,008
            202,000  Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                                              183,820
            214,000  Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                                    198,753
                                                                                                            --------------
                                                                                                                 2,128,459

Semiconductors (2.2%)
--------------------------------------------------------------------------------------------------------------------------
            244,000  Credence Systems Corp. cv. sub. notes 5 1/4s, 2002                                            227,530
            400,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                                373,500
            265,000  LAM Research Corp. cv. sub. notes 5s, 2002                                                    259,038
            149,000  LAM Research Corp. 144A cv. sub. notes 5s, 2002                                               145,648
             40,000  Level One Communications, Inc. cv. sub. notes 4s, 2004                                        108,400
            524,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                               666,135
             60,000  Photronics, Inc. cv. sub. notes 6s, 2004                                                       63,225
                                                                                                            --------------
                                                                                                                 1,843,476

Supermarkets (--%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Whole Foods Market, Inc. cv. sub. deb. zero %, 2018                                            31,500

Telecommunications (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            123,000  Gilat Satellite Networks Ltd. cv. 6 1/2s, 2004 (Israel)                                       152,213
             62,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-coupon
                       zero % (13 7/8s, 12/15/00), 2005 (STP)                                                       86,800
             46,000  NTL Inc. 144A cv. sub. notes 7s, 2008                                                          79,580
                                                                                                            --------------
                                                                                                                   318,593

Tobacco (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            270,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                          157,275
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $21,489,470)                                   $   20,470,489

PREFERRED STOCKS (3.8%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,745  AmeriKing, Inc. $3.25 pfd. (PIK)                                                       $       38,430
                758  Capstar Broadcasting, Inc. 144A $12.00 pfd. (PIK)                                              87,170
              3,799  Capstar Communications, Inc. Ser. E, $12.625 cum. pfd. (PIK)                                  440,684
              2,970  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                           161,865
                838  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                          95,113
                 54  Concentric Network Corp. Ser. B, $13.50 pfd. (PIK)                                             49,680
                  1  CSC Holdings, Inc. Ser. H, $11.75 cum. pfd. (PIK)                                                 108
              3,244  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            343,864
              7,510  Diva Systems Corp. Ser. C, $6.00 pfd.                                                          26,285
                100  Dobson Communications Corp. $13.00 pfd.                                                        96,000
                102  Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                             92,400
                125  Fresenius Medical Capital Trust I Ser. D, $9.00 company guaranty,
                       pfd. (Germany)                                                                              123,125
                135  Fresenius Medical Capital Trust II $7.875 company guaranty,
                       pfd. (Germany)                                                                              124,538
                171  Intermedia Communication Ser. B, $13.50 pfd. (PIK)                                            160,740
                213  IXC Communications, Inc. $12.50 pfd. (PIK)                                                    225,570
              2,247  Lady Luck Gaming Corp. $11.25 pfd.                                                             94,374
                 81  NEXTEL Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                                     87,918
              3,557  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                      177,850
                400  Packaging Corp. America 144A $12.375 pfd. (PIK)                                                43,600
                 18  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                            172,800
                 72  R & B Falcon Corp. 13.875% pfd.                                                                67,680
                131  Spanish Broadcasting Systems 14.25% cum. pfd. (PIK)                                           144,100
              1,693  Trikon Technologies, Inc. Ser. H, $8.125 pfd. (PIK)                                             4,233
                228  Trikon Technologies, Inc. Ser. I, $8.125 pfd.                                                  77,520
                294  21st Century Telecom Group 144A $13.75 cum. pfd. (PIK)                                        147,000
                150  WinStar Communications, Inc. 144A 14.25% cum. pfd. (PIK)                                      126,000
                                                                                                            --------------
                     Total Preferred Stocks (cost $3,580,939)                                               $    3,208,647

COMMON STOCKS (1.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              4,459  Aetna Inc.                                                                             $      346,687
                100  Allegiance Telecom, Inc. (NON)                                                                  6,013
                 50  AmeriKing, Inc. (NON)                                                                           1,000
              3,820  AMFM, Inc. (NON)                                                                              188,135
              4,704  BB&T Corp. (NON)                                                                              157,592
                  1  CalEnergy Co., Inc. (NON)                                                                          22
             11,787  Celcaribe (NON)                                                                                 5,894
             34,146  Celcaribe S.A. 144A (Colombia)                                                                 42,683
              4,800  CellNet Data Systems, Inc. (NON)                                                               33,450
                  1  DII Group Inc., (The) (NON)                                                                        35
              1,379  Fitzgerald Gaming Corp.                                                                           690
              1,213  Hedstrom Holdings, Inc. 144A (NON)                                                              1,213
                182  Internet Capital Group Inc. (NON)                                                              13,650
                 58  Mothers Work, Inc. (NON)                                                                          812
                 55  Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil) (NON)                                     1
             22,025  PSF Holdings LLC Class A (NON)                                                                269,806
              2,235  Sensormatic Electronics Corp. (NON)                                                            26,122
                 42  Spanish Broadcasting System, Inc. (NON)                                                        27,300
                 91  U.S. Interactive, Inc. (NON)                                                                    1,888
              6,892  Unisys Corp.                                                                                  296,356
                757  Viatel, Inc. (NON)                                                                             29,286
                                                                                                            --------------
                     Total Common Stocks (cost $1,939,763)                                                  $    1,448,635

UNITS (0.4%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  Australis Media, Ltd. units stepped-coupon zero %
                       (15 3/4s, 5/15/00), 2003 (In default) (Australia) (STP) (NON)                        $           25
                200  Interact Systems, Inc. 144A 14s, 2003                                                          36,000
                110  Network Plus Corp. units pfd. 13 1/4s, 2009                                                   112,200
                120  United Pan-Europe N.V. 144A unit 10 7/8s, 2009 (Netherlands)                                  120,300
                200  XCL Ltd. units sr. sec. notes 13 1/2s, 2004 (In default) (NON)                                 73,000
                628  XCL Ltd. 144A units cum. pfd. zero % (PIK)                                                      1,884
                                                                                                            --------------
                     Total Units (cost $890,272)                                                            $      343,409

WARRANTS (0.4%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                250  21st Century Telecom Group 144A                                            2/15/10     $        5,000
                 80  Bestel S.A. (Mexico)                                                       5/15/05              2,400
                 70  Birch Telecommunications, Inc. 144A (PIK)                                  6/15/08              3,850
                690  Cellnet Data Systems, Inc.                                                 10/1/07             17,250
                 80  Club Regina, Inc. 144A                                                     12/1/04                 80
                 95  Colt Telecommunications Group PLC                                          12/31/06            35,625
              1,350  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00                135
                185  Diva Systems Corp.                                                         5/15/06             33,300
                879  Diva Systems Corp.                                                         3/1/08               7,032
              2,000  DTI Holdings Inc.                                                          3/1/08                  20
                 70  Epic Resorts                                                               6/15/05                  1
                 90  Esat Holdings, Inc. (Ireland)                                              2/1/07               6,300
                400  Firstworld Communication                                                   4/15/08             28,000
                250  Hyperion Telecommunications 144A                                           4/15/01             19,875
              6,534  ICG Communications                                                         10/15/05           120,879
                200  Interact Systems, Inc.                                                     8/1/03                   2
                175  Iridium World Com 144A                                                     7/15/05                 22
                200  KMC Telecom Holdings, Inc.                                                 4/15/08                600
                235  Knology Holdings, Inc. 144A                                                10/15/07               588
                 20  Long Distance International, Inc. 144A                                     4/13/08                 40
                650  McCaw International Ltd.                                                   4/15/07              2,763
                 85  Mediq Inc. 144A                                                            6/1/09                   1
                285  MGC Communications, Inc. 144A                                              10/1/04             25,508
                 45  Onepoint Communications, Inc.                                              6/1/08                  45
                 90  Orbital Imaging Corp. 144A                                                 3/1/05               1,800
                150  Pathnet, Inc. 144A                                                         4/15/08              1,500
                 70  R & B Falcon Corp. 144A                                                    5/1/09              11,200
                 80  Startec Global Communications Corp.                                        5/15/08                 80
                 75  Sterling Chemicals Holdings                                                8/15/08              1,125
                 50  Telehub Communications Corp.                                               7/31/05              1,500
                435  UIH Australia/Pacific, Inc. 144A                                           5/15/06             13,050
                115  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08             18,400
                                                                                                            --------------
                     Total Warrants (cost $169,291)                                                         $      357,971

SHORT-TERM INVESTMENTS (3.0%) (a) (cost $2,568,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $2,568,000  Interest in $469,282,000 joint repurchase agreement dated
                       August 31, 1999 with Salomon Smith Barney due
                       September 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $2,568,385 for an effective
                       yield of 5.40%                                                                       $    2,568,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $92,557,655) (b)                                               $   84,836,061
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $85,380,194.

  (b) The aggregate identified cost on a tax basis is $92,677,851, resulting in gross unrealized appreciation and depreciation of $6,177,719 and $14,019,509, respectively, or net unrealized depreciation of $7,841,790.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at August 31, 1999, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $92,557,655) (Note 1)                                              $84,836,061
-----------------------------------------------------------------------------------------------
Cash                                                                                    265,481
-----------------------------------------------------------------------------------------------
Dividends and interest receivables                                                    1,150,762
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          182,271
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                6,039
-----------------------------------------------------------------------------------------------
Total assets                                                                         86,440,614

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   577,559
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         92,911
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            302,473
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               26,881
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            12,628
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                741
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   47,227
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,060,420
-----------------------------------------------------------------------------------------------
Net assets                                                                          $85,380,194

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (unlimited shares authorized) (Note 1)                              $92,405,327
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (1,223,221)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                 1,919,682
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (7,721,594)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $85,380,194

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($85,380,194 divided by 3,712,567 shares)                      $23.00
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended August 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest income                                                                      $  752,345
-----------------------------------------------------------------------------------------------
Dividends                                                                             2,595,964
-----------------------------------------------------------------------------------------------
Total investment income                                                               3,348,309

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        599,856
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           86,349
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         6,121
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          2,286
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            3,643
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  24,231
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 24,055
-----------------------------------------------------------------------------------------------
Legal                                                                                     9,861
-----------------------------------------------------------------------------------------------
Postage                                                                                   2,956
-----------------------------------------------------------------------------------------------
Other                                                                                    10,455
-----------------------------------------------------------------------------------------------
Total expenses                                                                          769,888
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (29,288)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            740,600
-----------------------------------------------------------------------------------------------
Net investment income                                                                 2,607,709
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      2,143,109
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                         (1,051,743)
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               1,091,366
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $3,699,075
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                      August 31     February 28
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $ 2,607,709     $ 6,888,744
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      2,143,109       1,118,740
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (1,051,743)    (14,771,161)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                       3,699,075      (6,763,677)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                           (3,452,527)     (7,065,789)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                        --      (3,348,343)
---------------------------------------------------------------------------------------------------------------
Increase in capital share transactions from
reinvestment of dividends                                                                    --         199,702
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                 246,548     (16,978,107)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  85,133,646     102,111,753
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $1,223,221 and
$378,403, respectively)                                                             $85,380,194     $85,133,646
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at the beginning of period                                         3,712,567       3,704,000
---------------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment
of distributions                                                                             --           8,567
---------------------------------------------------------------------------------------------------------------
Shares outstanding at the end of period                                               3,712,567       3,712,567
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                         August 31                                                         June 29, 1995+
operating performance                            (Unaudited)                  Year ended February 28                to February 29
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $22.93           $27.57           $26.40           $26.43           $24.85(c)
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .70             1.86             1.76             1.77             1.17
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .30            (3.69)            2.49             1.54             1.63
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.00            (1.83)            4.25             3.31             2.80
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.93)           (1.91)           (1.77)           (1.83)           (1.15)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --             (.90)           (1.31)           (1.34)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                  --               --               --             (.17)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.93)           (2.81)           (3.08)           (3.34)           (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $23.00           $22.93           $27.57           $26.40           $26.43
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                                     $21.563          $22.500          $27.312          $24.375          $22.625
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)                                   .13*           (7.47)           26.03            23.54            (4.53)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $85,380          $85,134         $102,112          $97,791          $97,881
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .88*            1.78             1.71             1.72             1.14*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.98*            7.31             6.45             6.66             4.56*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              23.86*           56.58            60.69            70.33            38.92*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)

(c) Represents initial net asset value of $25.00 less offering expenses of $0.15. Original offering costs were reduced by $0.03 to reflect actual cost incurred.



Notes to financial statements
August 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high yield securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price, or, if no sales are reported -- as in the case of some securities traded over the counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for long-term corporate bonds and notes, preferred stocks and certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $36,134. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.10% of average net assets.

The fund compensates Putnam Management for administrative services based on quarterly net assets of the fund. Such administrative fees are based at an annual rate of 0.25% of the average net assets of the fund.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended August 31, 1999, fund expenses were reduced by $29,288 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $473 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended August 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $20,336,866 and $23,942,438, respectively. There were no purchases and sales of U.S. government obligations.


Results of October 7, 1999 shareholder meeting
(Unaudited)

An annual meeting of shareholders of the fund was held on October 7, 1999. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                            Votes
                                    Votes for              withheld

Jameson Adkins Baxter               3,485,988               49,100
Hans H. Estin                       3,481,965               53,123
Paul L. Joskow                      3,481,557               53,531
Lawrence J. Lasser                  3,480,568               54,520
William F. Pounds                   3,481,431               53,657

A proposal to ratify the selection of PricewaterhouseCoopers LLP as the independent auditors of your fund was approved as follows: 3,495,020 votes for, and 13,184 votes against, with 26,884 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Charles G. Pohl
Vice President and Fund Manager

Kevin Rogers
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


SA019-55020 10/99